UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:    Makena Captial Management LLC
Address: 2755 Sand Hill Road, Suite 200
         Menlo Park, CA 94025


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  William L. McGrath
Title: Chief Compliance Officer
Phone: 650.926.0510

Signature, Place, and Date of Signing:

	/s/ William L. McGrath	 Menlo Park, CA		12/31/2011
	[Signature]		[City, State]		[Date]


Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		0

List of 13(f) Securities used for this report: 	Fourth quarter 2011

Form 13F Information Table Entry Total:  	8

Form 13F Information Table Value Total:  	$99,092
					 	(thousands)

List of Other Included Managers: 		NONE

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



FORM 13F INFORMATION TABLE


Column 			Column 			Column 		Column 			Column 			Column	Column	Column
1			2			3		4			5			6	7	8
-------------------	---------------		---------	-------		----------------------------	------	------	--------------
NAME			TITLE							SHS
OF			OF					VALUE		OR PRN		SH/	PUT/	INVST	OTR	VTNG AUTHRTY
ISSUER			CLS			CUSIP		x$1000		AMT		PRN	CALL	DSCRTN	MGRS	SOLE 	SHRD NONE
-------------------	---------------		---------	-------		------		----	----	------	------	---- 	---- ----

VNGRDITLEQTYIDXF	MSCI EMR MKT ETF	922042858	 66,868 	 1,750,000 	SH		Sole	None	 Sole
QUINSTREET INC	    	COM 	  	        74874Q100        1,327	         141,819	SH           	Sole    None     Sole
YOUKU COM INC	        SPONSORED ADR	        98742U100	 3,761 	         240,000 	SH		Sole    None     Sole
BARCLAYS BK PLC	        DJUBS CMDT ETN36	06738C778	 3,289 	         77,854 	SH		Sole    None     Sole
ISHARES TR	        DJ US REAL EST	        464287739	 7,557 	         133,066 	SH		Sole    None     Sole
ISHARES TR	        MSCI EMERG MKT	        464287234	 7,065 	         186,228 	SH		Sole    None     Sole
ISHARES TR	        MSCI EAFE INDEX	        464287465	 6,361 	         128,427 	SH		Sole    None     Sole
ISHARES TR	        S&P NA NAT RES	        464287374	 2,864 	         75,362 	SH		Sole    None     Sole

